Accounts Receivable (Tables)	4 Months Ended
Sep. 30, 2018
Successor [Member]
Schedule of Accounts Receivables

The following table summarizes the accounts receivables for the periods as set forth below (in thousands):

	Successor (NESR) September 30, 2018	Predecessor (NPS) December 31, 2017
Trade receivables	$83,762	$54,143
Other	-	8,137
Less: allowance for doubtful accounts	(7,004)	(4,106)
Total	$76,758	$58,174